                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259

                    GMAM Absolute Return Strategies Fund, LLC
            (formerly, Promark Absolute Return Strategies Fund, LLC)
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                  (formerly, Promark Investment Advisors, Inc.)
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SEMI-ANNUAL REPORT TO MEMBERS FOR THE
SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

GMAM ABSOLUTE RETURN STRATEGY FUND I (FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC, FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Pages



Schedule of Investments                                                   1 - 3

Statement of Assets, Liabilities and Members' Capital                     4

Statement of Operations                                                   5

Statements of Changes in Members' Capital                                 6

Statement of Cash Flows                                                   7

Notes to Financial Statements                                             8 - 19

Financial Highlights                                                      20

Additional Information                                                    21

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              PERCENTAGE                   EXPIRATION
                                         INITIAL                                  OF                          DATE
                                       ACQUISITION                   NUMBER    MEMBERS'                    OF LOCK-UP
                                          DATE           COST      OF SHARES   CAPITAL      FAIR VALUE    PERIOD(1)***  LIQUIDITY***
                                       ---------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ## #
(93.52%)

CREDIT (27.66%)
---------------
Aristeia Special Investments Ltd.,
Class A Voting - Initial Series           Mar-07    $     653,940        654       0.03%  $    1,576,505        (2)         (2)
Avenue Europe International, Ltd.,
Class L5 Series 0210L                     Aug-05       10,540,179      1,072       0.20%      10,949,381        (2)         (2)
Avenue Europe Opportunities Master
Fund, L.P.                                May-10       56,512,919          *       1.06%      59,591,873      Dec-10    Semiannually
Avenue Europe Opportunities Master
Fund, L.P., Class S **                    May-10        7,233,830          *       0.13%       7,380,714        (2)         (2)
Bayview Opportunity Offshore IIa, L.P.    Jan-10       39,954,405          *       0.75%      41,950,726      Dec-14     Quarterly
Bayview Opportunity Offshore, L.P.        Mar-08       55,293,260          *       1.22%      68,613,273      Dec-11     Quarterly
Canyon Special Opportunities
Fund (Cayman) Ltd.                        Sep-07       82,244,607     82,341       1.30%      73,240,749      Dec-10     Quarterly
Canyon Special Opportunities Fund II
(Cayman) Ltd., Class A Initial Series     Oct-08       21,492,329     21,492       0.60%      33,972,662      Dec-10     Quarterly
Cerberus International II Ltd.,
Class A Series 57-1                       Jul-10       12,679,225     12,665       0.23%      12,793,781        N/A     Semiannually
Cerberus International Ltd., Class A      Dec-01       61,767,925        160       1.69%      95,038,959        (2)         (2)
Cerberus International SPV, Ltd.          Jun-10       29,312,235     40,520       0.78%      43,738,435        (2)         (2)
Gracie International Credit
Opportunities Fund Ltd., Class D
Series 1 ****                             Jan-06      117,727,538     89,331       3.32%     186,639,849        N/A      Quarterly
Greywolf Capital Overseas Fund,
Class A Tranche 1 - Series OVR_OV038      Dec-04       30,235,569     24,144       1.03%      58,060,832        N/A      Quarterly
Greywolf Capital Overseas Fund,
Class S **                                Dec-05        7,539,600      7,460       0.11%       6,027,278        (2)         (2)
King Street Capital, L.P.                 Jun-02       84,605,977          *       3.04%     170,664,511        N/A      Quarterly
King Street Capital, L.P., Special
Investment **                             Jan-06        9,208,889          *       0.17%       9,443,861        (2)         (2)
MKP Credit Offshore, Ltd., Series
MKPCRNVIIIA0901                           Sep-09      100,000,000    100,000       2.01%     112,893,600        N/A      Quarterly
MKP Credit Offshore, Ltd., Series
MKPCRNVIIIA1001                           Mar-10       25,000,000     25,000       0.48%      26,731,925      Mar-11     Quarterly
MKP Credit Offshore, Ltd., Series
MKPCRNVIIIB1001                           Jun-10       35,000,000     35,000       0.64%      36,105,440      Jun-11     Quarterly
Regiment Capital Ltd.,
Class 1 Series M                          Feb-06       58,000,000    580,000       1.48%      82,911,232        N/A       Annually
Regiment Capital Ltd.,
Class 2 Series M                          Mar-08       70,000,000    700,000       1.46%      82,217,310        N/A       Annually
Regiment Capital Ltd.,
Class 8 Series M                          Jul-09       25,000,000    250,000       0.51%      28,772,425      Jun-11      Annually
Silver Point Capital Offshore
Fund, Ltd., Class D **                    Dec-07       14,487,711      1,481       0.28%      15,663,133        (2)         (2)
Silver Point Capital Offshore Fund,
Ltd., Class H Series 242                  Nov-07      135,790,282     13,811       3.08%     173,002,024        N/A       Annually
STYX International Fund, Ltd.,
Class A , Series 1                        Apr-02       96,047,372     33,761       2.06%     115,560,880        (2)         (2)
                                                                                          --------------
                                                                                           1,553,541,358
                                                                                          --------------
EVENT DRIVEN (6.56%)
--------------------
Canyon Value Realization Fund
(Cayman) Ltd. Class A DI-R Series
Initial                                   Nov-08        4,324,022      4,324       0.11%       5,913,671        (2)         (2)
Castlerigg Offshore III Ltd. Non
Voting                                    Jan-09        5,590,580        750       0.10%       5,682,894        (2)         (2)
Centaurus Alpha Fund, Ltd., Voting A
USD Sidepocket Shares                     Apr-09          719,205      4,975       0.01%         770,048        (2)         (2)
Empyrean Capital Overseas Fund Ltd.,
Class A Series 1                          Aug-04       11,087,684     10,845       0.34%      19,377,263        N/A      Quarterly
Empyrean Capital Overseas Fund Ltd.,
Class A Series 5                          Sep-10       11,000,000     11,000       0.20%      11,133,320        N/A      Quarterly
Empyrean Capital Overseas Fund Ltd.,
Class H Series 3                          Jul-07       27,059,719     31,737       0.73%      40,867,396        N/A      Quarterly
Empyrean Capital Overseas Fund Ltd.,
Class H Series 4                          Jul-07        7,949,900      9,324       0.21%      12,006,470        N/A      Quarterly
Empyrean Capital Overseas Fund Ltd.,
Class H Series 5                          Jul-07       22,947,630     26,914       0.62%      34,657,044        N/A      Quarterly
Empyrean Capital Overseas Fund Ltd.,
Special Investment **                     Nov-06        9,758,129      9,905       0.12%       6,695,445        (2)         (2)
OZ Asia Overseas Fund, Ltd., Class A
Prime Series 53                           May-06       70,990,542     68,960       1.47%      82,433,088        N/A      Quarterly
OZ Asia Overseas Fund, Ltd., Class C
Prime **                                  May-06       14,350,080     14,350       0.22%      12,298,963        (2)         (2)
Taconic Opportunity Offshore
Fund Ltd., Class A-NR Series 23           Jul-07      125,000,000    112,569       2.43%     136,382,029        N/A       Monthly
                                                                                          --------------
                                                                                             368,217,631
                                                                                          --------------
LONG/SHORT EQUITY (32.21%)
--------------------------
Artis Partners 2X Ltd.,
Class A Series 1                          Aug-04       20,000,000    183,310       1.26%      70,561,294        N/A       Monthly
Artis Partners 2X Ltd.,
Class A Series 16                         Aug-10       20,000,000    200,000       0.37%      20,862,008        N/A       Monthly
Artis Partners Ltd., Class A Series 1     Jan-04       44,727,638    339,521       1.57%      88,436,421        N/A       Monthly
Black Bear Offshore Liquidating Fund
SPC September 30, 2009                    Oct-09          650,002        650       0.03%       1,646,251        (2)         (2)
Front Point Offshore Healthcare
Flagship Enhanced Fund, L.P.              Apr-09       55,000,000          *       1.15%      64,667,222        N/A      Quarterly
Front Point Offshore Healthcare
Flagship Fund, L.P.                       May-05       21,318,883          *       0.53%      29,492,464        N/A      Quarterly
HealthCor Offshore Ltd.,
Class A Series 1                          Jul-07      150,000,000    102,600       3.40%     190,947,217        N/A      Quarterly
HealthCor Offshore Ltd., Class A
Series 3 (10)                             Mar-10       20,000,000     20,000       0.36%      20,239,390      May-12     Quarterly
Ivory Offshore Flagship Fund Ltd.,
Class A Series 1                          May-04      115,000,000    144,234       2.92%     164,037,003        N/A      Quarterly
Lansdowne UK Equity Fund Limited, USD
Shares                                    Feb-07       80,000,000    297,158       2.10%     117,950,197        N/A       Monthly
Longbow Partners, L.P.                    Jan-06       32,619,618          *       0.64%      35,941,671        N/A      Quarterly
Meditor European Hedge Fund (B)
Limited - Unrestricted                    Dec-09      130,000,000    234,741       2.19%     123,217,756        N/A       Monthly
Pennant Windward Fund, Ltd., Class A
Series 1                                  Jul-09      100,000,000     50,656       1.89%     106,423,313        N/A      Quarterly
Pennant Windward Fund, Ltd., Class A
Series 2                                  Jan-10       25,000,000     25,000       0.45%      25,177,500      Mar-11     Quarterly





                 See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                               PERCENTAGE                  EXPIRATION
                                         INITIAL                                   OF                         DATE
                                       ACQUISITION                    NUMBER    MEMBERS'                   OF LOCK-UP
                                           DATE          COST       OF SHARES   CAPITAL     FAIR VALUE    PERIOD(1)***  LIQUIDITY***
                                       ---------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ## #
(93.52%) (CONTINUED)

Pennant Windward Fund, Ltd.,
Class A Series 6                            Jul-10  $    5,000,000      5,000      0.09%  $    5,162,140     Sep-11      Quarterly
Samlyn Offshore Ltd.,
Class A1 Series 51                          Oct-07     183,000,000    136,440      3.94%     221,153,486       N/A      Semiannually
Scout Capital Fund, Ltd.,
Class A Series 1                            Dec-01      59,782,813    439,820      2.17%     121,643,269       N/A       Quarterly
TPG-Axon Partners (Offshore), Ltd.,
Class H Series 76                           Dec-07     142,234,267    120,334      2.17%     121,715,002       N/A       Quarterly
TPG-Axon Partners (Offshore), Ltd.,
Class S **                                  Dec-08       8,168,899      8,169      0.20%      11,323,035       (2)          (2)
Viking Global Equities III Ltd.
Class H Series 1E                           Feb-09     125,000,000     84,904      2.50%     140,673,958       N/A        Annually
Viking Global Equities III Ltd.
Class H Series 2E                           Jul-09      25,000,000     25,000      0.46%      25,840,316       N/A        Annually
Zaxis Offshore Limited,
Class A Series 1                            Nov-01      49,677,856     33,408      1.34%      75,469,069       N/A        Monthly
Zaxis Offshore Limited,
Class A Series 79                           May-10      11,000,000     11,000      0.20%      11,462,110       N/A        Monthly
Zaxis Offshore Limited,
Class A Series 80                           Jul-10       5,400,000      5,400      0.11%       5,895,342       N/A        Monthly
Zaxis Offshore Limited,
Class A Series 81                           Jul-10       8,600,000      8,600      0.17%       9,361,358       N/A        Monthly
                                                                                          --------------
                                                                                           1,809,298,792
                                                                                          --------------
MULTI-STRATEGY (5.82%)
----------------------
O'Connor Global Multi-Strategy
Alpha Limited, Class M Series 1             Oct-01      88,441,004     86,889      2.78%     155,962,484       N/A       Quarterly
Shepherd Investments International
Limited, Class B                            Jan-02      71,349,141    105,247      1.82%     102,304,567       N/A       Quarterly
Shepherd Investments International
Limited, Class M4                           Mar-10      50,000,000     49,518      0.91%      51,147,440     Mar-11      Quarterly
Shepherd Investments International
Limited, Class S **                         Feb-06      25,680,317    479,351      0.31%      17,608,095       (2)          (2)
                                                                                          --------------
                                                                                             327,022,586
                                                                                          --------------
RELATIVE VALUE (7.75%)
----------------------
AQR Global Stock Selection HV
Offshore Fund Ltd., Class E Series 06
2007                                        Jun-07      10,000,000         86      0.11%       6,205,430       N/A       Quarterly
AQR Global Stock Selection HV
Offshore Fund Ltd., Class E Series
Initial                                     Nov-06      50,000,000        500      0.66%      36,801,176       N/A       Quarterly
Aristeia International Limited,
Class A Voting Benchmark                    Mar-03      55,205,046     99,801      1.73%      97,458,700       N/A       Quarterly
Aristeia International Limited,
Class A Voting Series 01/10                 Jul-09      29,000,000     39,664      0.69%      38,733,437       N/A       Quarterly
Goldman Sachs Global Alpha Fund Plc.,
Class C Series 1                            Mar-06      75,000,000    448,646      0.92%      51,746,450       N/A       Quarterly
Renaissance Institutional Equities
Fund, LLC, Series B                         May-06      75,000,000          *      1.31%      73,715,768       N/A        Monthly
Two Sigma Eclipse Cayman Fund, Ltd.,
Class A1 Series Benchmark                   Feb-10      10,000,000      4,271      0.20%      11,034,521       N/A       Quarterly
Two Sigma Spectrum Cayman Fund, Ltd.,
Class A1                                    Nov-09     100,000,000     68,590      2.13%     119,728,943       N/A       Quarterly
                                                                                          --------------
                                                                                             435,424,425
                                                                                          --------------
TRADING (13.52%)
----------------
Brevan Howard Fund Limited,
Class B US                                  Aug-09     200,000,000  1,056,631      3.73%     209,330,261       N/A        Monthly
Bridgewater Pure Alpha Fund I,
Class B Lead Series                         Jun-06     180,000,000     90,305      3.99%     224,098,720       N/A        Monthly
Comac Global Macro Fund Limited -
Dollar Share Non-Voting                     Dec-09     180,000,000  1,746,599      3.22%     180,644,459       N/A        Monthly
Nias Futures Fund Ltd.,
Class A Series 17 (May 2010)                May-10       5,000,000      5,000      0.09%       5,301,956       N/A       Quarterly
Nias Futures Fund Ltd.,
Class A Series 2 (February 2009)            Feb-09      70,000,000     70,000      1.31%      73,594,948       N/A       Quarterly
Nias Futures Fund Ltd.,
Class A Series 7 (July 2009)                Jul-09       5,000,000      5,000      0.09%       5,358,223       N/A       Quarterly
Two Sigma Compass Cayman Fund, Ltd.,
Class A1 Series 2                           Jan-10      24,100,000     24,100      0.52%      29,181,661       N/A        Monthly
Two Sigma Compass Cayman Fund, Ltd.,
Class A1 Series 2a-2010                     Feb-10      22,000,000     22,000      0.49%      27,488,747       N/A        Monthly
Two Sigma Compass Cayman Fund, Ltd.,
Class A1 Series 2b-2010                     Apr-10       3,900,000      3,900      0.08%       4,559,247       N/A        Monthly
                                                                                          --------------
                                                                                             759,558,222
                                                                                          --------------
TOTAL INVESTMENTS IN INVESTMENT
FUNDS ## # (93.52%)                                  4,263,960,767                         5,253,063,014

INVESTMENT IN SHORT-TERM SECURITIES
(3.49%)

JPMorgan Chase Nassau Time Deposit                     195,842,160                           195,842,160
                                                    --------------                        --------------

TOTAL INVESTMENTS (97.01%)                          $4,459,802,927                         5,448,905,174
                                                    ==============                        --------------

OTHER ASSETS IN EXCESS OF
LIABILITIES (2.99%)                                                                          167,804,289
                                                                                          --------------

MEMBERS' CAPITAL (100.00%)                                                                $5,616,709,463
                                                                                          ==============





                 See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------




INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL

                                                                  PERCENT OF
                                                                   MEMBERS'
  STRATEGY ALLOCATION                                              CAPITAL
--------------------------------------------------------------------------------
  Credit                                                            27.66%
  Event Driven                                                       6.56%
  Long/Short Equity                                                 32.21%
  Multi-Strategy                                                     5.82%
  Relative Value                                                     7.75%
  Trading                                                           13.52%
                                                                  ---------
  Total Investments in Investment Funds                             93.52%
                                                                  =========

#    Non-income producing securities.
## Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2010 was $4,263,960,767 and $5,253,063,014,
     respectively.
*    Security is a partnership that does not issue shares.
**   Multiple side pocket investments aggregated under the same Investment Fund.
***  See Note 9 to the financial statements.
**** The investment has two tranches totaling $186,639,849. The first tranche of $161,376,002 is no longer subject to any lock-up provisions. The second tranche of $25,263,847 is subject to a lock-up period which expires June 2012.
(1) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after September 30, 2010 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.
(2) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

























                 See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds, at fair value (cost
   $4,263,960,767)                                               $5,253,063,014
Investment in short-term securities (cost $195,842,160)             195,842,160
Investments in Investment Funds paid in advance                     125,000,000
Receivable from redemptions of investments in Investment Funds       54,225,561
Interest receivable                                                      11,678
                                                                 --------------
   Total assets                                                   5,628,142,413
                                                                 --------------

LIABILITIES
Management fee payable                                               10,385,761
Accounting and administration fee payable                               369,259
Board of Managers' fee payable                                           31,996
Other accrued expenses payable                                          645,934
                                                                 --------------
   Total liabilities                                                 11,432,950
                                                                 --------------

MEMBERS' CAPITAL                                                 $5,616,709,463
                                                                 ==============

MEMBERS' CAPITAL:
   Represented by:
      Capital                                                    $4,680,699,256
      Net unrealized appreciation on investments                    989,102,247
      Accumulated net realized gain from investments                172,529,630
      Accumulated net investment loss                              (225,621,670)
                                                                 --------------
MEMBERS' CAPITAL                                                 $5,616,709,463
                                                                 ==============


















                 See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                        $      66,222
                                                                   -------------
   Total investment income                                                66,222
                                                                   -------------

EXPENSES
   Management fees                                                    26,833,513
   Professional fees                                                     630,710
   Accounting and administration fees                                    442,048
   Board of Managers' fees                                                37,500
   Other expenses                                                        552,904
                                                                   -------------
   Total expenses                                                     28,496,675
                                                                   -------------

   Management fee waived by Advisor                                   (6,708,378)

                                                                   -------------
   Net expenses                                                       21,788,297
                                                                   -------------

NET INVESTMENT LOSS                                                  (21,722,075)
                                                                   -------------

REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS IN INVESTMENT FUNDS

   Net realized gain/(loss) from investments in Investment Funds      13,503,723
   Net change in unrealized appreciation/(depreciation) on
      investments in Investment Funds                                105,827,180
                                                                   -------------

NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS IN INVESTMENT FUNDS                                119,330,903
                                                                   -------------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS         $  97,608,828
                                                                   =============
















                 See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                         For the Six Months
                                              Ended
                                            September 30,     For the Year Ended
                                          2010 (Unaudited)      March 31, 2010
                                         ------------------   ------------------

MEMBERS' CAPITAL, BEGINNING OF PERIOD    $    5,054,380,732   $    3,797,459,451

   Capital contributions                        965,000,000          910,000,000

   Capital withdrawals                         (500,280,097)        (420,822,308)

   Net investment loss                          (21,722,075)         (44,154,673)

   Net realized gain/(loss) from
      investments in Investment Funds            13,503,723           94,353,458

   Net change in unrealized
      appreciation/(depreciation) on
      investments in Investment Funds           105,827,180          717,544,804
                                         ------------------   ------------------

MEMBERS' CAPITAL, END OF PERIOD          $    5,616,709,463   $    5,054,380,732
                                         ==================   ==================


ACCUMULATED NET INVESTMENT LOSS          $     (225,621,670)  $     (203,899,595)
                                         ==================   ==================






















                See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations      $       97,608,828
   Adjustments to reconcile net increase in members'
      capital resulting from operations to net cash used
      in operating activities:
         Net realized (gain)/loss from investments in
            Investment Funds                                           (13,503,723)
         Net change in unrealized (appreciation)/depreciation
            on investments in Investment Funds                        (105,827,180)
         Purchases of investments in Investment Funds                 (580,637,052)
         Proceeds from redemption of investments in
            Investment Funds                                           179,408,692
         Purchase of investments in short-term securities,
            net                                                         43,276,585
         Decrease in receivable from redemptions of
            investments in Investment Funds                             34,696,068
         Increase in investments in Investment Funds paid in
            advance                                                   (121,100,000)
         Increase in interest receivable                                    (8,340)
         Increase in management fee payable                              1,202,186
         Increase in accounting and administration fee
            payable                                                        155,104
         Decrease in Board of Managers' fee payable                        (37,500)
         Increase in other accrued expenses payable                         46,429
                                                                ------------------
         Net cash used in operating activities                        (464,719,903)
                                                                ------------------

CASH FLOW FROM FINANCING ACTIVITIES
   Capital contributions                                               965,000,000
   Capital withdrawals                                                (500,280,097)
                                                                ------------------
         Net cash provided by financing activities                     464,719,903
                                                                ------------------

NET CHANGE IN CASH                                                              --
                                                                ------------------

CASH AT BEGINNING OF PERIOD                                                     --
                                                                ------------------

CASH AT END OF PERIOD                                           $               --
                                                                ==================













                 See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     GMAM Absolute Return Strategies Fund, LLC (the "Company"), formerly known as Promark Absolute Return Strategies Fund, LLC, was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I"), formerly known as Promark Absolute Return Strategy Fund I, which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), formerly known as Promark Investment Advisors, Inc. The Advisor is an indirect subsidiary of General Motors Company ("General Motors"), a company that effective July 10, 2009 acquired certain operations from General Motors Corporation ("Old GM") following Old GM's bankruptcy. Prior to July 10, 2009, the Advisor was an indirect subsidiary of Old GM. The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Company.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION - Fund I's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses during the reported period.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor's own valuation policies and procedures.

     Where estimates are used in determining the net asset value, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by either the Advisor or the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

     If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of September 30, 2010, there were no investments that were fair valued by the Board of Managers.

     In accordance with Accounting Standards Codification ("ASC") Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED)

     market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

          o    Level 1 -quoted prices in active markets for identical securities

          o    Level 2 -other significant observable inputs

          o Level 3 -significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment Funds)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Classification of an investment that is measured at net asset value per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update ("ASU") No. 2009-12, FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC Topic 820) - INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT), the following factors were considered in determining the classification of Fund I's investments:

          1. Liquidity terms of each Investment - Investments in Investment Funds which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

          2. Redemption restrictions - Investments in Investment Funds are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

                    o Investments in Investment Funds which are potentially subject to a fund- level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

                    o Investments in Investment Funds which are potentially subject to a redemption fee will be classified as Level 3 investments, if such fee is equal to or greater than 0.10% of Fund I's net asset value.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED)

          3. Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the portfolio manager).

     The following table summarizes the fair value hierarchy of Fund I's assets carried at fair value as of September 30, 2010:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                TOTAL FAIR VALUE AT
DESCRIPTION                                               LEVEL 1            LEVEL 2             LEVEL 3        SEPTEMBER 30, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Investment Funds
    Credit                                             $          --    $             --    $  1,553,541,358    $  1,553,541,358
    Event Driven                                                  --         249,325,700         118,891,931         368,217,631
    Long/Short Equity                                             --       1,211,934,771         597,364,021       1,809,298,792
    Multi-Strategy                                                --                  --         327,022,586         327,022,586
    Relative Value                                                --         315,695,482         119,728,943         435,424,425
    Trading                                                       --         550,227,961         209,330,261         759,558,222
                                                     ------------------------------------------------------------------------------
Total Investments in Investment Funds                             --       2,327,183,914       2,925,879,100       5,253,063,014
                                                     ------------------------------------------------------------------------------
Investment in Short-term Securities                               --         195,842,160                  --         195,842,160
                                                     ------------------------------------------------------------------------------
Total Investments                                      $          --    $  2,523,026,074    $  2,925,879,100    $  5,448,905,174
                                                     ------------------------------------------------------------------------------

     The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                  CHANGE IN
                                      NET TRANSFERS IN                           UNREALIZED
                      BALANCE AS OF   AND/OR (OUT) OF    NET REALIZED GAIN /   APPRECIATION /   NET PURCHASES /      BALANCE AS OF
DESCRIPTION          MARCH 31, 2010       LEVEL 3 *            (LOSS)          (DEPRECIATION)      (SALES)        SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
Credit               $1,096,743,161     $305,782,025         $9,107,106         $53,589,819      $ 88,319,247       $1,553,541,358
Event-Driven            115,465,436               --           (106,081)          6,872,748        (3,340,172)         118,891,931
Long/Short Equity       545,311,963      (19,298,796)           (34,653)         (8,614,493)       80,000,000          597,364,021
Multi-Strategy          149,898,321      155,170,929            (72,144)          2,025,480        20,000,000          327,022,586
Relative Value          110,603,702               --                 --           9,125,241                --          119,728,943
Trading                 177,172,528               --                 --           7,157,733        25,000,000          209,330,261
------------------------------------------------------------------------------------------------------------------------------------
Total                $2,195,195,111     $441,654,158         $8,894,228         $70,156,528      $209,979,075       $2,925,879,100
------------------------------------------------------------------------------------------------------------------------------------

* The amounts indicated above in the Credit and Multi-Strategy strategies are gross transfers into Level 3 in the amounts of $305,782,025 and
     $155,170,929, respectively. The net amount indictated above in the Long/Short Equity strategy consists of a transfer into Level 3 of $90,436,086 and a transfer out of Level 3 of $109,734,882.

     Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of September 30, 2010 is $96,920,145.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED)

     Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The net transfers in and/or (out) of Level 3 noted in the reconciliation table above are generally due to changes in the liquidity of the underlying Investment Funds during the period presented in the table above. Typical reasons for changes in liquidity include an underlying fund instituting or removing a gate. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I's leveling criteria.

     The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of September 30, 2010, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lockup provisions or other restrictions, in accordance with their offering documents. Fund I had one unfunded capital commitment, as noted in credit strategies below, as of September 30, 2010.

     Investment Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Fund managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I had an unfunded capital commitment of $120.0 million as of September 30, 2010.

     Investment  Managers  using  event-driven  strategies  seek to profit  from
     opportunities   created  by  significant   transactional   events  such  as
     spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 30 to 65 days.

     Investment Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Fund managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, ETFs, and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED)

     Investment Managers using multi-strategy strategies seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 61 to 90 days.

     Investment Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 30 to 60 days.

     Investment Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a "top-down" global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 5 to 92 days.

     INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value and records the accrued interest separately as a receivable.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

     Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the average cost basis.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NET ASSET VALUATION - Fund I's net asset value as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

     FUND EXPENSES - Fund I bears all of its expenses other than those specifically required to be borne by the Advisor or other party pursuant to the Investment Advisory Agreement or other agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     U.S. GAAP sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed Fund I's tax positions and has concluded that no provision for income tax is required in Fund I's financial statements. Fund I is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will materially change in the next twelve months. Fund I's federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service. Fund I recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2010, Fund I did not incur any interest or penalties.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions, and the differences could be material.

3.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-06 which requires new disclosures and provides amendments to ASC Subtopic 820-10 clarifying existing disclosures. The disclosure regarding the Level 3 investment rollforward of purchases and sales activity on a gross basis is effective for fiscal years beginning after December 15, 2010. Fund I is currently evaluating the impact of this disclosure on its financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss (as defined in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement")) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period.

     Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

5.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust II ("Trust II"), a group trust currently representing various employee benefit plans of General Motors and its affiliates and assets of former affiliates, and which collectively owns approximately 99.4% of Fund I as of September 30, 2010.

     MANAGEMENT FEE - The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual contractual rate of 1.00% of Fund I's net assets (the "Management Fee"). Effective as of January 1, 2010, the Advisor implemented a voluntary waiver of a portion of the annual Management Fee equal to 0.25% of Fund I's net assets per annum which waiver will be in effect until such time as it is revoked by the Advisor in its sole discretion (the "Waiver"). Accordingly, as a result of the Waiver, the Management Fee will be 0.75% of Fund I's net assets until revoked by the Advisor. Although the Advisor currently intends to maintain the Waiver through to December 31, 2011, the Waiver is voluntary and may be withdrawn by the Advisor at any time in its sole discretion prior to December 31, 2011. The Advisor intends to provide at least three (3) months' prior notice to Fund I Members of any termination or withdrawal of the Waiver by the Advisor. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.   RELATED PARTY TRANSACTIONS (CONTINUED)

     BOARD OF MANAGERS' FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act (the "Independent Managers"), receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.   ADMINISTRATIVE SERVICES

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"). BNY Mellon serves as the administrative, accounting and investor servicing agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. BNY Mellon receives a monthly fee based upon Fund I's net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

7.   INVESTMENTS IN INVESTMENT FUNDS

     The Investment Funds pay asset-based management fees to Portfolio Managers generally ranging from 1.00% to 2.50% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers typically receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fee on the statement of operations.

     Total purchases and redemptions of investments in Investment Funds by Fund I for the period ended September 30, 2010 amounted to $580,637,052 and $179,408,692, respectively.

8.   TAX

     The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2010. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2009.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.   TAX (CONTINUED)

                                                 TAX BASIS         BOOK BASIS
                                                 ---------         ----------
Cost basis                                   $  4,407,633,808   $  4,263,960,767
Gross unrealized appreciation                     966,945,420      1,081,637,134
Gross unrealized depreciation                    (121,516,215)       (92,534,887)

Net unrealized appreciation on investments        845,429,205        989,102,247

     Each Member of Fund I as of September 30, 2010 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

9.   CREDIT, LIQUIDITY AND MARKET RISK

     Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment.

     Some of the Investment Funds may acquire assets or securities which lack readily assessable fair values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.

     As of September 30, 2010, approximately 28% of Fund I's investments in Investment Funds are not yet redeemable, and an additional 41% are redeemable with various restrictions, including potential gates or redemption fees.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9.   CREDIT, LIQUIDITY AND MARKET RISK (CONTINUED)

     Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. As of September 30, 2010, Fund I has not experienced any losses in such accounts.

10.  REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement. Fund I concluded one previous offer to purchase interests from Members in September 2010.

11.  UNDERLYING FUNDS

     As of September 30, 2010, Fund I does not have any investments in Investment Funds exceeding 5% of Fund I's net assets. Fund I is not able to obtain information about the specific investments held by some of the Investment Funds due to a lack of available data.

12.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I's risk of loss in these Investment Funds is limited to the value of the investments reported by the Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of business, Fund I enters into contracts that provide general indemnifications. Fund I's maximum exposure under these agreements is dependent on future claims that may be made against Fund I, and therefore cannot be established; however, based on the Fund I's experience, the risk of loss from such claims is considered remote.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

14.  SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on Fund I through the date the financial statements were issued, and has determined there were no additional subsequent events, other than stated above, requiring recognition or disclosure in the financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following represents the ratios to average Members' capital and other supplemental information for the following periods:

                                          FOR THE
                                           PERIOD
                                           ENDED
                                         SEPTEMBER                         YEARS ENDED MARCH 31,
                                          30, 2010                         ---------------------
                                        (UNAUDITED)      2010         2009          2008        2007         2006
                                        -----------      ----         ----          ----        ----         ----

Total return before management fee
   waived by Advisor (1)                       1.58%       19.62%      (13.04)%      (0.13)%       9.20%       11.15%
Total return after management fee
   waived by Advisor (1)(2)                    1.70%       19.69%          --%          --%          --%          --%
Members' capital, end of period (000)    $5,616,709   $5,054,381   $3,797,459   $4,181,884   $3,108,157   $2,580,788
Portfolio turnover                                4%          19%          15%           8%          12%          16%

Annualized ratios to average Members'
   capital: (3)

Expenses before management fee
   waived by Advisor                           1.05%        1.08%        1.07%        1.08%        1.10%        1.07%

Expenses after management fee waived
   by Advisor (2)                              0.81%        1.01%          --%          --%          --%          --%

Net investment loss                           (0.80)%      (1.00)%      (1.03)%      (1.01)%      (0.98)%      (0.99)%

(1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. Individual Member's results may vary from these results based on the timing of capital transactions.

(2) The management fee waived by Advisor is effective as of January 1, 2010. As such, the waiver was not in effect for the years ended March 31, 2006-2009. See Note 5 for further details on management fee waiver.

(3) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.















                See Accompanying Notes to Financial Statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(FORMERLY PROMARK ABSOLUTE RETURN STRATEGY FUND I)
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC,
FORMERLY PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2009 through June 30, 2010 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms - Search for Company Filings" and then "Company or fund name" and may also be obtained at no additional charge by calling collect 302-791-2595.


FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GMAM Absolute Return Strategies Fund, LLC (formerly, Promark
             Absolute Return Strategies Fund, LLC)


By (Signature and Title)* /s/ Walter G. Borst
                          ------------------------------------------------------
                          Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Walter G. Borst
                          ------------------------------------------------------
                          Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date December 1, 2010


By (Signature and Title)* /s/ Richard Mangino
                          ------------------------------------------------------
                          Richard Mangino, Treasurer
                          (principal financial officer)

Date December 1, 2010

* Print the name and title of each signing officer under his or her signature.